SHARE CAPITAL: (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended				6 Months Ended		12 Months Ended
	Apr. 30, 2023 USD ($)	Mar. 31, 2023 shares	Jan. 27, 2023 USD ($) shares	Mar. 31, 2022 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 ₪ / shares	Jun. 30, 2023 ₪ / shares	Jun. 30, 2023 $ / shares	Jan. 27, 2023 ₪ / shares shares	Jan. 27, 2023 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Par value | ₪ / shares							₪ 0.1	₪ 0.1
Expected term							7 years
Proceeds from Issuance Initial Public Offering | $					$ 11,542	$ 0
Proceeds from Issuance of Private Placement | $					$ 10,000	$ 0
Odinary share issued under share incentive plan		1,250,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares					$ 2.01
Purchase Agreement With Armistice Capital [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued			2,560,000
Par value | ₪ / shares										₪ 0.1
Per share price | $ / shares											$ 5
Purchase Agreement With Armistice Capital [Member] | Investor Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares											$ 5.85
Warrants to purchase ordinary shares										2,560,000	2,560,000
Net proceeds | $			$ 12,800
Subscription Agreement M Arkin Dermatology Ltd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued			2,000,000
Warrants to purchase ordinary shares										2,000,000	2,000,000
Net proceeds | $	$ 10,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants				53,092	749,750
Exercise price | $ / shares				$ 4.63					$ 5.6
Option vesting period				4 years
Executive Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants				439,314
Exercise price | $ / shares				$ 5.6
Option vesting period				4 years
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants				257,344
Exercise price | $ / shares				$ 5.6
Option vesting period				4 years